MainGate MLP Fund
Schedule of Investments
August 31, 2024 (Unaudited)

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES - 106.2%	Shares/Units	Fair Value
Crude/Refined Products Pipelines and Storage - 26.4%
Canada - 0.3%
Enbridge, Inc.	70,000	$2,812,600
		$–
United States - 26.1%
Genesis Energy, L.P.	1,670,000	23,146,200
MPLX, L.P.	2,300,000	98,624,000
Phillips 66	60,000	8,418,600
Plains All American Pipeline, L.P.	1,800,000	32,292,000
Plains GP Holdings, L.P.	2,593,000	49,785,600
		212,266,400
Total Crude/Refined Products Pipelines and Storage		215,079,000

Natural Gas Gathering/Processing - 41.7%
United States - 41.7%
Antero Midstream Corp.	570,000	8,475,900
EnLink Midstream, LLC	5,755,000	82,641,800
Kinetik Holdings, Inc.	292,000	12,918,080
Targa Resources Corp.	865,000	127,068,500
Western Midstream Partners, L.P.	2,790,000	107,638,200
Total Natural Gas Gathering/Processing		338,742,480

Natural Gas/Natural Gas Liquid Pipelines and Storage - 38.1%
United States - 38.1%
Cheniere Energy, Inc.	185,000	34,273,100
DT Midstream, Inc.	75,000	5,894,250
Energy Transfer, L.P.	6,000,000	96,600,000
Enterprise Products Partners, L.P.	2,250,000	66,015,000
Kinder Morgan, Inc.	400,000	8,628,000
ONEOK, Inc.	690,000	63,728,400
Williams Companies, Inc.	752,000	34,419,040
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		309,557,790
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $234,418,881)		863,379,270

TOTAL INVESTMENTS - 106.2% (Cost $234,418,881)		$863,379,270
Liabilities in Excess of Other Assets - (6.2)%		(50,283,716)
TOTAL NET ASSETS - 100.0%		$813,095,554

Percentages are stated as a percent of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2024	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$863,379,270	$863,379,270	$-	$-
Total	$863,379,270	$863,379,270	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2024.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.